Results of Operations - Summary of Other Expenses (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of Detailed Information About Other Operating Expense Explanatory [Line Items]
Total Other Expenses	€ 214	€ 162
Other Expenses [Member]
Disclosure of Detailed Information About Other Operating Expense Explanatory [Line Items]
Clinical Development milestone payment		0
Remeasurement of RCAs	66	129
Other	148	33
Total Other Expenses	€ 214	€ 162